RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Assets	R$ 95,445	R$ 27,939
Liabilities		(1,350)
Net financial income	4,767	545	R$ 95
Diaco S.A.
RELATED PARTY TRANSACTIONS
Liabilities		(1,350)
Gerdau Corsa S.A.P.I de C.V.
RELATED PARTY TRANSACTIONS
Assets	73,607	72
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets	R$ 21,838	R$ 27,867